Shareholder Report, Holdings (Details) - Acruence Active Hedge U.S. Equity ETF	Sep. 30, 2025
Entergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Brookfield Renewable Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Robinhood Markets, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
US Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Universal Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pinnacle West Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Spire, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Tapestry, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Simmons First National Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Software & Tech Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Consumer Staple Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Retail & Wholesale - Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Consumer Discretionary Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Tech Hardware & Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Retail & Wholesale - Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Consumer Discretionary Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Industrial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Industrial Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%